LoCorr Market Trend Fund
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)

U.S. TREASURY SECURITIES - 38.6%	Par	Value
United States Treasury Note
0.25%, 08/31/2025	$11,715,000	$11,319,710
0.25%, 10/31/2025	14,525,000	13,963,291
4.25%, 01/31/2026	5,245,000	5,273,479
4.50%, 07/15/2026	19,585,000	19,853,529
4.13%, 02/15/2027	18,025,000	18,228,485
1.88%, 02/28/2027	4,685,000	4,498,149
3.88%, 11/30/2027	3,180,000	3,206,707
3.50%, 01/31/2028	13,610,000	13,574,380
3.63%, 03/31/2028	7,165,000	7,176,195
1.38%, 10/31/2028	15,210,000	13,936,757
3.75%, 12/31/2028	7,860,000	7,908,818
4.25%, 02/28/2029	20,735,000	21,300,353
4.63%, 04/30/2029	12,620,000	13,170,153
TOTAL U.S. TREASURY SECURITIES (Cost $151,190,200)		153,410,006

CORPORATE BONDS - 16.0%	Par	Value
Aerospace & Defense - 0.6%
Boeing Co., 3.25%, 02/01/2028	1,215,000	1,150,644
L3Harris Technologies, Inc., 5.40%, 01/15/2027	715,000	733,687
RTX Corp., 4.13%, 11/16/2028	315,000	314,080
		2,198,411

Agriculture - 0.2%
Philip Morris International, Inc., 4.88%, 02/15/2028	595,000	607,896

Auto Manufacturers - 0.8%
Ford Motor Credit Co. LLC, 5.85%, 05/17/2027	1,095,000	1,114,793
General Motors Financial Co., Inc., 4.90%, 10/06/2029	1,020,000	1,020,928
Toyota Motor Credit Corp.
5.60%, 09/11/2025	315,000	319,023
4.55%, 08/07/2026	235,000	237,461
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (a)	660,000	635,355
		3,327,560

Banks - 6.3%
Banco Santander SA, 3.50%, 03/24/2025	635,000	631,091
Bank of America Corp.
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028	1,930,000	1,932,504
5.82% to 09/15/2028 then SOFR + 1.57%, 09/15/2029	2,710,000	2,850,420
Bank of America NA, 5.53%, 08/18/2026	2,530,000	2,597,504
Canadian Imperial Bank of Commerce, 3.45%, 04/07/2027	450,000	441,979
Citibank NA, 4.93%, 08/06/2026	1,130,000	1,146,616
Credit Suisse AG, 5.00%, 07/09/2027	465,000	475,040
Deutsche Bank AG/New York NY, 5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030	280,000	281,389
Federation des Caisses Desjardins du Quebec, 5.70%, 03/14/2028 (a)	715,000	738,767
Goldman Sachs Group, Inc.
5.80% to 08/10/2025 then SOFR + 1.08%, 08/10/2026	2,030,000	2,047,804
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	405,000	435,757
HSBC Holdings PLC, 6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029	590,000	620,844
ING Groep NV, 3.87% to 03/28/2025 then SOFR + 1.64%, 03/28/2026	580,000	577,136
JPMorgan Chase & Co., 5.00% to 07/22/2029 then SOFR + 1.13%, 07/22/2030	2,390,000	2,458,155
Morgan Stanley, 5.04% to 07/19/2029 then SOFR + 1.22%, 07/19/2030	1,400,000	1,438,187
Morgan Stanley Bank NA, 4.95% to 01/14/2027 then SOFR + 1.08%, 01/14/2028	1,825,000	1,852,106
NatWest Markets PLC, 5.41%, 05/17/2029 (a)	675,000	701,633
Toronto-Dominion Bank
3.77%, 06/06/2025	445,000	442,544
1.25%, 09/10/2026	1,055,000	1,000,937
UBS Group AG, 6.33% to 12/22/2026 then 1 yr. CMT Rate + 1.60%, 12/22/2027 (a)	645,000	671,300
Wells Fargo & Co., 5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	1,720,000	1,788,674
		25,130,387

Beverages - 0.2%
PepsiCo, Inc., 5.13%, 11/10/2026	645,000	661,465

Biotechnology - 0.2%
Amgen, Inc., 5.15%, 03/02/2028	840,000	864,976

Building Materials - 0.1%
Trane Technologies Financing Ltd., 3.50%, 03/21/2026	320,000	316,303

Chemicals - 0.1%
Nutrien Ltd., 4.90%, 03/27/2028	305,000	310,899

Cosmetics & Personal Care - 0.5%
Haleon US Capital LLC, 3.38%, 03/24/2027	1,290,000	1,266,608
Unilever Capital Corp., 4.25%, 08/12/2027	760,000	767,397
		2,034,005

Diversified Financial Services - 0.6%
AerCap Ireland Capital/Global Aviation Trust, 6.10%, 01/15/2027	1,415,000	1,464,837
Air Lease Corp., 5.85%, 12/15/2027	760,000	792,196
Private Export Funding Corp., 3.25%, 06/15/2025	200,000	198,549
		2,455,582

Electric - 1.0%
Duke Energy Progress LLC, 3.45%, 03/15/2029	455,000	442,771
Florida Power & Light Co.
5.05%, 04/01/2028	790,000	814,980
4.40%, 05/15/2028	1,000,000	1,011,491
Georgia Power Co., 5.00%, 02/23/2027	880,000	899,089
NSTAR Electric Co., 3.20%, 05/15/2027	650,000	635,210
Southern California Edison Co., 1.20%, 02/01/2026	200,000	191,715
		3,995,256

Electronics - 0.3%
Honeywell International, Inc.
4.65%, 07/30/2027	825,000	841,431
4.88%, 09/01/2029	340,000	352,136
		1,193,567

Entertainment - 0.1%
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	555,000	536,515

Food - 0.1%
Sysco Corp., 3.25%, 07/15/2027	555,000	540,576

Healthcare-Products - 0.2%
Baxter International, Inc., 1.32%, 11/29/2024	740,000	735,026

Healthcare-Services - 0.2%
HCA, Inc., 3.13%, 03/15/2027	780,000	757,932

Insurance - 0.3%
Equitable Financial Life Global, 1.40%, 07/07/2025 (a)	460,000	448,597
Metropolitan Life Global Funding I, 5.05%, 01/06/2028 (a)	245,000	250,882
Principal Life Global Funding II, 0.88%, 01/12/2026 (a)	470,000	449,619
		1,149,098

Machinery-Diversified - 0.1%
John Deere Capital Corp., 4.95%, 07/14/2028	340,000	351,100

Media - 0.0%(b)
Charter Communications Operating LLC, 4.91%, 07/23/2025	181,000	180,701

Oil & Gas - 0.1%
Marathon Oil Corp., 5.30%, 04/01/2029	210,000	217,668

Packaging & Containers - 0.1%
Amcor Group Finance PLC, 5.45%, 05/23/2029	305,000	315,831

Pharmaceuticals - 0.9%
AbbVie, Inc., 4.80%, 03/15/2029	335,000	344,575
Astrazeneca Finance LLC, 4.80%, 02/26/2027	280,000	285,363
CVS Health Corp.
2.88%, 06/01/2026	1,310,000	1,278,092
5.00%, 01/30/2029	215,000	219,402
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/2028	1,345,000	1,364,383
		3,491,815

Pipelines - 0.8%
Enbridge, Inc.
2.50%, 02/14/2025	450,000	445,833
6.00%, 11/15/2028	565,000	599,721
Energy Transfer LP, 6.05%, 12/01/2026	1,285,000	1,330,139
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027 (a)	335,000	337,459
Williams Cos., Inc., 4.90%, 03/15/2029	425,000	431,524
		3,144,676

REITS - 0.8%
American Homes 4 Rent LP, 4.90%, 02/15/2029	315,000	319,171
Brixmor Operating Partnership LP
3.85%, 02/01/2025	450,000	447,435
4.13%, 06/15/2026	385,000	382,786
Essex Portfolio LP, 1.70%, 03/01/2028	315,000	288,430
Kite Realty Group LP, 4.00%, 10/01/2026	990,000	976,131
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029 (a)	730,000	751,444
		3,165,397

Retail - 0.4%
Home Depot, Inc., 4.88%, 06/25/2027	525,000	538,397
O'Reilly Automotive, Inc.
5.75%, 11/20/2026	765,000	788,624
4.20%, 04/01/2030	315,000	312,274
		1,639,295

Semiconductors - 0.1%
Texas Instruments, Inc., 4.60%, 02/08/2027	410,000	416,460

Software - 0.1%
Oracle Corp., 2.30%, 03/25/2028	510,000	478,742

Telecommunications - 0.8%
AT&T, Inc., 2.30%, 06/01/2027	805,000	768,519
T-Mobile USA, Inc.
4.80%, 07/15/2028	530,000	539,696
4.85%, 01/15/2029	1,030,000	1,051,153
Verizon Communications, Inc., 2.10%, 03/22/2028	850,000	792,716
		3,152,084
TOTAL CORPORATE BONDS (Cost $62,176,654)		63,369,223

MORTGAGE-BACKED SECURITIES - 8.8%	Par	Value
Alen Mortgage Trust, Series 2021-ACEN, Class A, 6.36% (1 mo. Term SOFR + 1.26%), 04/15/2034 (a)	600,000	543,000
Banc of America-Remic Trust, Series 2022-DKLX, Class A, 6.25% (1 mo. Term SOFR + 1.15%), 01/15/2039 (a)	1,250,000	1,241,797
BANK-2022, Series 2022-BNK39, Class A1, 1.74%, 02/15/2055	342,920	330,597
BX Trust
Series 2022-VAMF, Class B, 6.38% (1 mo. Term SOFR + 1.28%), 01/15/2039 (a)	250,000	247,656
Series 2024-XL5, Class A, 6.49% (1 mo. Term SOFR + 1.39%), 03/15/2041 (a)	1,386,851	1,386,934
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4, 3.64%, 10/10/2047	145,206	144,991
Computershare Corporate Trust, Series 2015-NXS1, Class A5, 3.15%, 05/15/2048	750,000	742,397
ELP Commercial Mortgage Trust
Series 2021-ELP, Class A, 5.91% (1 mo. Term SOFR + 0.82%), 11/15/2038 (a)	1,445,318	1,433,574
Series 2021-ELP, Class B, 6.33% (1 mo. Term SOFR + 1.23%), 11/15/2038 (a)	948,896	944,719
Fannie Mae Connecticut Avenue Securities
Series 2018-C05, Class 1M2, 7.74% (30 day avg SOFR US + 2.46%), 01/25/2031	440,567	452,621
Series 2022-R03, Class 1M2, 8.78% (30 day avg SOFR US + 3.50%), 03/25/2042 (a)	2,000,000	2,102,167
Series 2022-R04, Class 1M2, 8.38% (30 day avg SOFR US + 3.10%), 03/25/2042 (a)	1,150,000	1,198,045
Series 2022-R05, Class 2M2, 8.28% (30 day avg SOFR US + 3.00%), 04/25/2042 (a)	35,000	36,138
Series 2022-R06, Class 1M2, 9.13% (30 day avg SOFR US + 3.85%), 05/25/2042 (a)	285,000	302,787
Series 2022-R07, Class 1M2, 9.91% (30 day avg SOFR US + 4.65%), 06/25/2042 (a)	1,050,000	1,135,013
Series 2022-R08, Class 1M2, 8.88% (30 day avg SOFR US + 3.60%), 07/25/2042 (a)	1,930,000	2,038,258
Series 2023-R01, Class 1M2, 9.01% (30 day avg SOFR US + 3.75%), 12/25/2042 (a)	865,000	927,223
Series 2023-R02, Class 1M2, 8.63% (30 day avg SOFR US + 3.35%), 01/25/2043 (a)	1,445,000	1,522,800
Series 2023-R04, Class 1M2, 8.81% (30 day avg SOFR US + 3.55%), 05/25/2043 (a)	600,000	641,134
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2022-DNA3, Class M1B, 8.18% (30 day avg SOFR US + 2.90%), 04/25/2042 (a)	2,050,000	2,120,324
Series 2022-DNA5, Class M1B, 9.78% (30 day avg SOFR US + 4.50%), 06/25/2042 (a)	2,185,000	2,342,933
Series 2022-DNA6, Class M1B, 8.98% (30 day avg SOFR US + 3.70%), 09/25/2042 (a)	720,000	760,500
Series 2023-DNA1, Class M1B, 8.36% (30 day avg SOFR US + 3.10%), 03/25/2043 (a)	745,000	779,815
Series 2023-DNA2, Class M1B, 8.51% (30 day avg SOFR US + 3.25%), 04/25/2043 (a)	1,605,000	1,685,274
GCT Commercial Mortgage Trust, Series 2021-GCT, Class A, 6.01% (1 mo. Term SOFR + 0.91%), 02/15/2038 (a)	750,000	673,534
GS Mortgage Securities Corp. II, Series 2021-ARDN, Class A, 6.46% (1 mo. Term SOFR + 1.36%), 11/15/2036 (a)	1,500,000	1,485,192
JP Morgan Chase Commercial Mortgage Securities, Series 2021-MHC, Class A, 6.26% (1 mo. Term SOFR + 1.16%), 04/15/2038 (a)	330,714	329,990
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class AS, 4.11%, 09/15/2047	667,057	637,067
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 6.50% (1 mo. Term SOFR + 1.40%), 03/15/2039 (a)	1,500,000	1,489,687
Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class A, 3.92%, 11/15/2032 (a)(c)	876,796	832,965
NRTH PARK Mortgage Trust, Series 2024-PARK, Class A, 6.74% (1 mo. Term SOFR + 1.64%), 03/15/2039 (a)	1,400,000	1,400,630
NYC Commercial Mortgage Trust, Series 2024-3ELV, Class A, 7.09% (1 mo. Term SOFR + 1.99%), 08/15/2029 (a)	1,000,000	1,003,744
PKHL Commercial Mortgage Trust, Series 2021-MF, Class A, 6.09% (1 mo. Term SOFR + 0.99%), 07/15/2038 (a)	1,000,000	955,039
SMR Mortgage Trust, Series 2022-IND, Class A, 6.75% (1 mo. Term SOFR + 1.65%), 02/15/2039 (a)	1,144,596	1,124,631
Verus Securitization Trust, Series 2020-1, Class A1, 3.42%, 01/25/2060 (a)(d)	48,758	47,653
TOTAL MORTGAGE-BACKED SECURITIES (Cost $35,219,737)		35,040,829

U.S. GOVERNMENT AGENCY ISSUES - 8.6%	Par	Value
Federal Farm Credit Banks Funding Corp., 4.38%, 03/08/2027	6,555,000	6,668,762
Federal Home Loan Banks
1.00%, 12/20/2024	1,980,000	1,964,166
2.07%, 08/28/2025	2,145,000	2,101,878
0.60%, 02/12/2026	1,990,000	1,902,930
1.00%, 03/23/2026	1,950,000	1,868,956
4.63%, 09/11/2026	7,070,000	7,193,678
4.75%, 04/09/2027	4,050,000	4,160,243
1.10%, 02/25/2028	2,365,000	2,164,457
Federal National Mortgage Association
1.88%, 09/24/2026	2,735,000	2,638,514
0.75%, 10/08/2027	3,825,000	3,515,459
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $33,581,284)		34,179,043

ASSET-BACKED SECURITIES - 7.9%	Par	Value
American Express Travel Related Services Co., Inc., Series 2024-1, Class A, 5.23%, 04/15/2029	1,870,000	1,924,516
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A3, 2.04%, 05/25/2065 (a)(c)	13,897	13,257
Avis Budget Car Rental LLC, Series 2023-2A, Class A, 5.20%, 10/20/2027 (a)	200,000	202,371
CarMax Auto Owner Trust, Series 2021-4, Class A3, 0.56%, 09/15/2026	190,552	187,415
Carvana Auto Receivables Trust, Series 2022-P3, Class A3, 4.61%, 11/10/2027	1,549,669	1,547,817
CNH Equipment Trust, Series 2024-C, Class A3, 4.03%, 01/15/2030	1,000,000	997,708
DB Master Finance Parent LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/2051 (a)	632,125	598,960
Ford Credit Auto Owner Trust
Series 2024-A, Class A3, 5.09%, 12/15/2028	1,175,000	1,196,449
Series 2024-C, Class A3, 4.07%, 07/15/2029	2,450,000	2,450,011
GM Financial Consumer Automobile Receivables Trust
Series 2021-3, Class A3, 0.48%, 06/16/2026	186,143	184,398
Series 2023-4, Class A3, 5.78%, 08/16/2028	1,380,000	1,412,507
Series 2024-2, Class A3, 5.10%, 03/16/2029	825,000	840,568
GM Financial Leasing Trust, Series 2024-2, Class A3, 5.39%, 07/20/2027	2,280,000	2,324,308
Hilton Grand Vacations, Inc.
Series 2019-AA, Class A, 2.34%, 07/25/2033 (a)	176,364	171,661
Series 2023-1A, Class A, 5.72%, 01/25/2038 (a)	97,971	100,711
Series 2024-2A, Class A, 5.50%, 03/25/2038 (a)	443,867	453,910
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3, 5.21%, 08/15/2028	940,000	956,841
IPFS Corp.
Series 2022-D, Class A, 4.27%, 08/15/2027 (a)	1,200,000	1,196,238
Series 2024-B, Class A, 4.95%, 02/15/2029 (a)	500,000	508,044
Series 2024-D, Class A, 5.34%, 04/15/2029 (a)	1,240,000	1,270,620
Marriott Vacations Worldwide Corp., Series 2018-A, Class A, 3.56%, 02/20/2036 (a)	98,313	98,167
MVW Owner Trust
Series 2019-1A, Class A, 2.89%, 11/20/2036 (a)	377,665	372,943
Series 2024-1A, Class A, 5.32%, 02/20/2043 (a)	2,649,558	2,703,968
Planet Fitness SPV Guarantor LLC, Series 2022-1A, Class A2I, 3.25%, 12/05/2051 (a)	780,000	759,168
Santander Consumer USA, Inc., Series 2022-6, Class A3, 4.49%, 11/16/2026	71,587	71,565
Sierra Timeshare Conduit Receivables Funding LLC, Series 2023-2A, Class A, 5.80%, 04/20/2040 (a)	158,032	160,319
Taco Bell Corp., Series 2021-1A, Class A2I, 1.95%, 08/25/2051 (a)	1,007,063	943,609
T-Mobile US Trust 2024-1, Series 2024-1A, Class A, 5.05%, 09/20/2029 (a)	610,000	618,711
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (a)	500,000	489,377
Toyota Auto Receivables Owner Trust, Series 2024-B, Class A3, 5.33%, 01/16/2029	2,850,000	2,916,303
Toyota Lease Owner Trust, Series 2024-A, Class A3, 5.25%, 04/20/2027 (a)	2,350,000	2,383,114
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 06/21/2027	1,300,000	1,318,882
TOTAL ASSET-BACKED SECURITIES (Cost $31,045,183)		31,374,436

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%	Par	Value
BLP Commercial Mortgage Trust, Series 2024-IND2, Class B, 6.79% (1 mo. Term SOFR + 1.69%), 03/15/2041 (a)	530,000	528,012
Fannie Mae Connecticut Avenue Securities, Series 2023-R05, Class 1M2, 8.36% (30 day avg SOFR US + 3.10%), 06/25/2043 (a)	550,000	576,678
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-HQA2, Class M2, 7.33% (30 day avg SOFR US + 2.05%), 12/25/2033 (a)	578,042	589,559
Series 2023-HQA1, Class M1B, 8.78% (30 day avg SOFR US + 3.50%), 05/25/2043 (a)	890,000	942,121
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,645,632)		2,636,370

MUNICIPAL BONDS - 0.2%	Par	Value
State of Hawaii, 1.03%, 08/01/2025	720,000	701,959
TOTAL MUNICIPAL BONDS (Cost $720,000)		701,959

TOTAL INVESTMENTS - 80.8% (Cost $316,578,690)		320,711,866
Money Market Deposit Account - 6.0% (e)(f)		23,766,233
Other Assets in Excess of Liabilities - 13.2%(g)		52,484,584
TOTAL NET ASSETS - 100.0%		$396,962,683

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $53,399,730 or 13.5% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2024.

(d)	Step coupon bond. The rate disclosed is as of September 30, 2024.
(e)	A portion of this security is pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $408,820.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2024 was 4.70%.

(g)	Includes assets pledged as collateral for derivatives contracts. As of the reporting date, the value of these assets total $53,097,182.

LoCorr Market Trend Fund
Consolidated Schedule of Futures Contracts
September 30, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Euribor	1,321	12/15/2025	$360,964,518	$810,806
3-Month Secured Overnight Financing Rate	2,645	03/17/2026	641,412,500	308,520
Arabica Coffee	139	12/18/2024	14,086,781	1,674,897
Austrailian Government 10 Year Bonds	571	12/16/2024	45,948,544	(357,204)
Canadian 10 Year Government Bonds	646	12/18/2024	59,711,235	442,168
Dow Jones Industrial Average Index	242	12/20/2024	51,598,030	708,947
Euro STOXX 50 Quanto Index	321	12/20/2024	17,973,284	426,318
Euro-BOBL	317	12/06/2024	42,361,941	75,252
Euro-Bund	238	12/06/2024	35,744,376	190,651
Euro-Schatz	1,606	12/06/2024	191,599,098	390,686
FTSE 100 Index	452	12/20/2024	50,087,597	(602,253)
German Stock Index	95	12/20/2024	51,560,778	1,476,376
Gold	159	12/27/2024	42,284,460	3,191,338
Hang Seng Index	103	10/30/2024	14,096,194	311,914
ICE 3 Month SONIA Rate	198	03/17/2026	63,895,945	19,551
London Cocoa	28	12/12/2024	1,961,950	(39,947)
London Metals - Aluminum	171	12/16/2024	11,171,131	611,465
London Metals - Copper	105	12/16/2024	25,778,419	1,282,523
London Metals - Zinc	93	12/16/2024	7,190,504	566,883
Nasdaq 100 Index	59	12/20/2024	23,908,275	129,820
Nikkei 225 Index	40	12/12/2024	10,561,837	310,857
Russell 2000 Index	135	12/20/2024	15,182,100	156,553
S&P 500 Index	159	12/20/2024	46,223,288	827,771
Silver	59	12/27/2024	9,280,110	319,582
TOPIX Index	63	12/12/2024	11,604,975	375,295
U.S. Treasury 10 Year Notes	674	12/19/2024	77,025,562	(66,005)
U.S. Treasury 2 Year Notes	1,547	12/31/2024	322,150,665	579,826
U.S. Treasury 5 Year Note	1,340	12/31/2024	147,242,970	(83,925)
U.S. Treasury Long Bonds	159	12/19/2024	19,745,813	(157,480)
				$13,881,185
				–

Description	Contracts old	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year Japanese Government Bonds	(16)	12/12/2024	$ 1,609,852	3,055
Brent Crude Oil	(123)	10/31/2024	8,819,100	125,703
CAC40 10 Euro Index	(218)	10/18/2024	18,562,821	(428,293)
Corn No. 2 Yellow	(646)	12/13/2024	13,719,425	1,102,480
Cotton No.2	(99)	12/06/2024	3,643,695	(39,817)
Crude Oil	(48)	10/22/2024	3,272,160	(3,110)
Crude Soybean Oil	(135)	12/13/2024	3,508,110	27,512
Dollar Index	(20)	12/16/2024	2,010,420	(2,143)
Hard Red Winter Wheat	(198)	12/13/2024	5,779,125	(245,475)
Japanese 10 Year Government Bonds	(86)	12/13/2024	86,553,488	(240,521)
London Metals - Aluminum	(159)	12/16/2024	10,387,192	(808,461)
London Metals - Copper	(57)	12/16/2024	13,993,999	(921,272)
London Metals - Zinc	(65)	12/16/2024	5,025,621	(536,746)
Long Gilt	(12)	12/27/2024	1,579,154	9,322
Low Sulphur Gas Oil	(242)	11/12/2024	15,978,050	(192,931)
Natural Gas	(214)	10/29/2024	6,255,220	(659,552)
NY Harbor ULSD	(190)	10/31/2024	17,192,112	(36,698)
Reformulated Gasoline Blendstock	(151)	10/31/2024	12,272,404	272,692
Soybean Meal	(159)	12/13/2024	5,431,440	(315,397)
Soybeans	(325)	11/14/2024	17,176,250	1,169,330
Sugar #11	(8)	02/28/2025	201,331	(26,430)
Wheat	(262)	12/13/2024	7,650,400	45,547
				$(1,701,205)
Total Unrealized Appreciation (Depreciation)				$12,179,980

LoCorr Market Trend Fund
Consolidated Schedule of Forward Currency Contracts
September 30, 2024 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	12/18/2024	AUD	24,139,000	USD	16,358,169	$343,762
Bank of America	12/18/2024	CAD	43,551,000	USD	32,164,817	103,951
Bank of America	12/18/2024	CHF	12,610,000	USD	15,036,701	(3,373)
Bank of America	12/18/2024	EUR	32,980,000	USD	36,492,787	339,132
Bank of America	12/18/2024	GBP	83,336,000	USD	108,499,556	2,895,877
Bank of America	12/18/2024	JPY	136,273,000	USD	968,303	(9,617)
Bank of America	12/18/2024	MXN	7,055,000	USD	360,606	(6,729)
Bank of America	12/18/2024	NZD	34,955,000	USD	21,823,522	386,303
Bank of America	12/18/2024	USD	31,172,733	AUD	46,949,000	(1,311,585)
Bank of America	12/18/2024	USD	58,984,884	CAD	80,103,000	(366,798)
Bank of America	12/18/2024	USD	2,245,459	CHF	1,887,000	(4,175)
Bank of America	12/18/2024	USD	27,503,093	EUR	24,650,000	(25,918)
Bank of America	12/18/2024	USD	16,081,187	GBP	12,061,000	(40,781)
Bank of America	12/18/2024	USD	38,340,410	JPY	5,395,358,000	383,829
Bank of America	12/18/2024	USD	24,888,261	MXN	503,194,000	(351,797)
Bank of America	12/18/2024	USD	14,449,967	NZD	23,642,000	(571,767)
Total Unrealized Appreciation (Depreciation)						$1,760,314

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
MXN - Mexican Peso
NZD - New Zealand Dollar
USD - United States Dollar

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

LoCorr Market Trend Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$153,410,006	$–	$153,410,006
Corporate Bonds	–	63,369,223	–	63,369,223
Mortgage-Backed Securities	–	35,040,829	–	35,040,829
U.S. Government Agency Issues	–	34,179,043	–	34,179,043
Asset-Backed Securities	–	31,374,436	–	31,374,436
Collateralized Mortgage Obligations	–	2,636,370	–	2,636,370
Municipal Bonds	–	701,959	–	701,959
Total Investments	$–	$320,711,866	$–	$320,711,866

Other Financial Instruments*:
Futures Contracts	17,943,640	–	–	17,943,640
Forwards	–	4,452,854	–	4,452,854
Total Other Financial Instruments	$17,943,640	$4,452,854	$–	$22,396,494

Liabilities:
Other Financial Instruments*:
Futures Contracts	(5,763,660)	–	–	(5,763,660)
Forwards	–	(2,692,540)	–	(2,692,540)
Total Other Financial Instruments	$(5,763,660)	$(2,692,540)	$–	$(8,456,200)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of September 30, 2024.

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.